Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
We use derivative financial instruments to support our clients' needs and to manage our interest rate and currency risks. These financial instruments consist of foreign exchange contracts such as forwards, futures and options contracts; interest rate contracts such as interest rate swaps (cross currency and single currency) and futures; and other derivative contracts. Derivatives instruments used for risk management purposes that are highly effective in offsetting the risk being hedged are generally designated as hedging instruments in hedge accounting relationships while others are economic hedges and not designated in hedge accounting relationships. Derivatives in hedge accounting relationships are disclosed according to the type of hedge, such as, fair value, cash flow, or net investment. Derivatives designated as hedging instruments in hedge accounting relationships are carried at fair value with change in fair value recognized in the consolidated statement of income or OCI, as appropriate. Derivatives not designated in hedge accounting relationships include those derivatives entered into to support client needs and derivatives used to manage interest rate or foreign currency risk associated with certain assets and liabilities. Such derivatives are carried at fair value with changes in fair value recognized in the consolidated statement of income.
Derivatives Not Designated as Hedging Instruments
We provide foreign exchange forward contracts and options in support of our client needs, and also act as a dealer in the currency markets. As part of our trading activities, we assume positions in both the foreign exchange and interest rate markets by buying and selling cash instruments and using derivative financial instruments, including foreign exchange forward contracts, foreign exchange and interest rate options, interest rate forward contracts, and interest rate futures. The entire change in the fair value of our non-hedging derivatives utilized in our trading activities are recorded in foreign exchange trading services revenue, and the entire change in fair value of our non-hedging derivatives utilized in our asset-and-liability management activities are recorded in net interest income.
We enter into stable value wrap derivative contracts with unaffiliated stable value funds that allow a stable value fund to provide book value coverage to its participants. These derivatives contracts qualify as guarantees as described in Note 12.
We grant deferred cash awards to certain of our employees as part of our employee incentive compensation plans. We account for these awards as derivative financial instruments, as the underlying referenced shares are not equity instruments of ours. The fair value of these derivatives is referenced to the value of units in State Street-sponsored investment funds or funds sponsored by other unrelated entities. We re-measure these derivatives to fair value quarterly, and record the change in value in compensation and employee benefits expenses in our consolidated statement of income.
Derivatives Designated as Hedging Instruments
We adopted ASU 2017-12, in the fourth quarter of 2018, which better aligns hedge accounting with the economics of our risk management activities. Additional information on this new standard is provided in Note 1.
In connection with our asset-and-liability management activities, we use derivative financial instruments to manage our interest rate risk and foreign currency risk for certain assets and liabilities. At both the inception of the hedge and on an ongoing basis, we formally assess and document the effectiveness of a derivative designated in a hedging relationship and the likelihood that the derivative will be an effective hedge in future periods. We discontinue hedge accounting prospectively when we determine that the derivative is no longer highly effective in offsetting changes in fair value or cash flows of the underlying risk being hedged, the derivative expires, terminates or is sold, or management discontinues the hedge designation.
The risk management objective of a highly effective hedging strategy that qualifies for hedge accounting must be formally documented. The hedge documentation includes the derivative hedging instrument, the asset or liability or forecasted transaction, type of risk being hedged and method for assessing hedge effectiveness of the derivative prospectively and retrospectively. We use quantitative methods including regression analysis and cumulative dollar offset method, comparing the change in the fair value of the derivative to the change in fair value or the cash flows of the hedged item. We may also utilize qualitative methods such as matching critical terms and evaluation of any changes in those critical terms. Effectiveness is assessed and documented quarterly and if determined that the derivative is not highly effective at hedging the designated risk hedge accounting is discontinued.

Fair Value Hedges
Derivatives designated as fair value hedges are utilized to mitigate the risk of changes in the fair values of recognized assets and liabilities, including long-term debt, AFS securities, and foreign currency investment securities. We use interest rate or foreign exchange contracts in this manner to manage our exposure to changes in the fair value of hedged items caused by changes in interest rates or foreign exchange rates.
Changes in the fair value of the derivative and changes in fair value of the hedged item due to changes in the hedged risk are recognized in earnings in the same line item. As of January 1, 2018, we prospectively changed the presentation of both hedging instruments and hedged items designated as fair value hedges of interest rate risk from processing fees and other revenue to net interest income. If a hedge is terminated, all remaining adjustments to the carrying amount of the hedged item shall be amortized over a period that is consistent with the amortization of other discounts or premiums associated with the hedged item.
Cash Flow Hedges
Derivatives designated as cash flow hedges are utilized to offset the variability of cash flows of recognized assets or liabilities or forecasted transactions. We have entered into foreign exchange contracts to hedge the change in cash flows attributable to foreign exchange movements in foreign currency denominated investment securities. Additionally, we have entered into interest rate swap agreements to hedge the forecasted cash flows associated with LIBOR-indexed floating-rate loans. The interest rate swaps synthetically convert the loan interest receipts from a variable-rate to a fixed-rate, thereby mitigating the risk attributable to changes in the LIBOR benchmark rate.
Changes in fair value of the derivatives designated as cash flow hedges are initially recorded in AOCI and then reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings and are presented in the same income statement line item as the earnings effect of the hedged item. If the hedge relationship is terminated, the change in fair value on the derivative recorded in AOCI is reclassified into earnings consistent with the timing of the hedged item. For hedge relationships that are discontinued because a forecasted transaction is not expected to occur according to the original hedge terms, any related derivative values recorded in AOCI are immediately recognized in earnings. As of December 31, 2018, the maximum maturity date of the underlying loans is approximately 4.9 years.

Net Investment Hedges
Derivatives categorized as net investment hedges are entered into to protect the net investment in our foreign operations against adverse changes in exchange rates. We use foreign exchange forward contracts to convert the foreign currency risk to U.S. dollars to mitigate our exposure to fluctuations in foreign exchange rates. The changes in fair value of the foreign exchange forward contracts are recorded, net of taxes, in the foreign currency translation component of OCI.
The following table presents the aggregate contractual, or notional, amounts of derivative financial instruments entered into in connection with our trading and asset-and-liability management activities as of the dates indicated:

	December 31,
(In millions)	2018	2017
Derivatives not designated as hedging instruments:
Interest rate contracts:
Futures	$2,348	$2,392
Foreign exchange contracts:
Forward, swap and spot	2,238,819	1,679,976
Options purchased	578	350
Options written	576	302
Futures	49	50
Commodity and equity contracts:
Commodity(1)	—	16
Equity(1)	—	50
Other:
Stable value contracts(2)	26,634	26,653
Deferred value awards(3)	434	473
Derivatives designated as hedging instruments:
Interest rate contracts:
Swap agreements	10,596	11,047
Foreign exchange contracts:
Forward and swap	3,412	28,913

(1) Primarily composed of positions held by a consolidated sponsored investment fund.
(2) The notional value of the stable value contracts generally represents our maximum exposure. However, exposure to various stable value contracts is contractually limited to substantially lower amounts than the notional values, which represent the total assets of the stable value funds.
(3) Represents grants of deferred value awards to employees; refer to discussion in this note under "Derivatives Not Designated as Hedging Instruments."
Notional amounts are provided here as an indication of the volume of our derivative activity and serve as a reference to calculate the fair values of the derivative.

The following tables present the fair value of derivative financial instruments, excluding the impact of master netting agreements, recorded in our consolidated statement of condition as of the dates indicated. The impact of master netting agreements is provided in Note 11.

	December 31,		December 31,
	2018	2017	2018	2017
(In millions)	Derivative Assets(1)		Derivative Liabilities(2)
Derivatives not designated as hedging instruments:
Foreign exchange contracts	$16,369	$11,477	$16,434	$11,361
Other derivative contracts	—	1	214	284
Total	$16,369	$11,478	$16,648	$11,645

Derivatives designated as hedging instruments:
Foreign exchange contracts	$17	$120	$88	$107
Interest rate contracts	13	8	71	100
Total	$30	$128	$159	$207

(1) Derivative assets are included within other assets in our consolidated statement of condition.
(2) Derivative liabilities are included within other liabilities in our consolidated statement of condition.
The following tables present the impact of our use of derivative financial instruments on our consolidated statement of income for the periods indicated:

		Years Ended December 31,
		2018	2017	2016
(In millions)	Location of Gain (Loss) on Derivative in Consolidated Statement of Income	Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Foreign exchange trading services revenue	$723	$632	$662
Foreign exchange contracts	Interest expense(1)	(41)	—	—
Foreign exchange contracts	Processing fees and other revenue	—	(23)	—
Interest rate contracts	Foreign exchange trading services revenue	(6)	8	(7)
Interest rate contracts	Processing fees and other revenue(1)	(1)	—	1
Credit derivative contracts	Foreign exchange trading services revenue	—	—	(1)
Other derivative contracts	Foreign exchange trading services revenue	5	—	(2)
Other derivative contracts	Compensation and employee benefits	(171)	(143)	(448)
Total		$509	$474	$205

(1) 2018 includes approximately $15 million of swap costs related to the first quarter of 2018 that were reclassified from Processing fees and other revenues to NII.
The following table shows the carrying amount and associated cumulative basis adjustments related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships:

December 31, 2018	Hedged Items Currently Designated		Hedged Items No Longer Designated(1)
(In millions)	Carrying Amount of Assets (Liabilities)(2)	Cumulative Hedge Accounting Basis Adjustments	Carrying Amount of Assets (Liabilities)	Cumulative Hedge Accounting Basis Adjustments
Long-term debt	$8,270	$(137)	$1,197	$(20)
Available-for-sale securities	1,496	72	50	1
Total	$9,766	$(65)	$1,247	$(19)

December 31, 2017	Hedged Items Currently Designated		Hedged Items No Longer Designated(1)
(In millions)	Carrying Amount of Assets (Liabilities)(2)	Cumulative Hedge Accounting Basis Adjustments	Carrying Amount of Assets (Liabilities)	Cumulative Hedge Accounting Basis Adjustments
Long-term debt	$8,465	$(95)	$1,400	$8
Available-for-sale securities	1,926	106	894	1
Total	$10,391	$11	$2,294	$9

(1) Represents hedged items no longer designated in qualifying fair value hedging relationships for which an associated basis adjustment exists at the balance sheet date.
(2) Does not include the carrying amount of hedged items when only foreign currency risk is the designated hedged risk. The carrying amount excluded for investment securities was $458 million and $763 million for December 31, 2018 and 2017, respectively. The carrying amount of assets (liabilities) excludes deposits of zero and $13.2 billion for December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, the total notional amount of the interest rate swaps of fair value hedges was $9.3 billion and $9.7 billion, respectively.
The following tables present the impact of our use of derivative financial instruments on our consolidated statement of income for the periods indicated:

		Years Ended December 31,					Years Ended December 31,
		2018	2017	2016			2018	2017	2016
(In millions)	Location of Gain (Loss) on Derivative in Consolidated Statement of Income	Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income			Hedged Item in Fair Value Hedging Relationship	Location of Gain (Loss) on Hedged Item in Consolidated Statement of Income	Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income
Derivatives designated as fair value hedges:
Foreign exchange contracts	Processing fees and other revenue	$(74)	$18	$(6)	Investment securities	Processing fees and other revenue	$74	$(18)	$6
Foreign exchange contracts	Processing fees and other revenue	(328)	626	221	FX deposit	Processing fees and other revenue	328	(626)	(221)
Interest rate contracts(1)	Net interest income	31	—	—	Available-for-sale securities(2)	Net interest income	(32)	—	—
Interest rate contracts(1)	Net interest income	(58)	—	—	Long-term debt	Net interest income	49	—	—
Interest rate contracts(1)	Processing fees and other revenue	—	39	43	Available-for-sale securities(2)	Processing fees and other revenue	—	(37)	(40)
Interest rate contracts(1)	Processing fees and other revenue	—	(38)	(98)	Long-term debt	Processing fees and other revenue	—	39	100
Total		$(429)	$645	$160			$419	$(642)	$(155)

(1) As of January 1, 2018, we prospectively changed the presentation of gains (losses) on hedging instruments and hedge items designated as fair value hedges of interest rate risk, and any resulting hedge ineffectiveness, from processing fees and other revenue to NII.
(2) In 2018, 2017 and 2016, $24 million, $22 million and $23 million, respectively, of net unrealized gains on AFS investment securities designated in fair value hedges were recognized in OCI.

	Years Ended December 31,				Years Ended December 31,
	2018	2017	2016		2018	2017	2016
(In millions)	Amount of Gain or (Loss) Recognized in Other Comprehensive Income on Derivative			Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
Derivatives designated as cash flow hedges:
Interest rate contracts	$(12)	$(14)	$—	Net interest income	$(1)	$2	$—
Foreign exchange contracts	(12)	(104)	(39)	Net interest income	27	24	24
Total	$(24)	$(118)	$(39)		$26	$26	$24

Derivatives designated as net investment hedges:
Foreign exchange contracts	$81	$(160)	$109	Gains (losses) related to investment securities, net	$—	$—	$—
Total	$81	$(160)	$109		$—	$—	$—

Derivatives Netting and Credit Contingencies
Netting
Derivatives receivable and payable as well as cash collateral from the same counterparty are netted in the consolidated statement of condition for those counterparties with whom we have legally binding master netting agreements in place. In addition to cash collateral received and transferred presented on a net basis, we also receive and transfer collateral in the form of securities, which mitigate credit risk but are not eligible for netting. Additional information on netting is provided in Note 11.
Credit Contingencies
Certain of our derivatives are subject to master netting agreements with our derivative counterparties containing credit risk-related contingent features, which requires us to maintain an investment grade credit rating with the various credit rating agencies. If our rating falls below investment grade, we would be in violation of the provisions, and counterparties to the derivatives could request immediate payment or demand full overnight collateralization on derivatives instruments in net liability positions. The aggregate fair value of all derivatives with credit contingent features and in a liability position as of December 31, 2018 totaled approximately $2.1 billion, against which we provided $1.1 billion of collateral in the normal course of business. If our credit related contingent features underlying these agreements were triggered as of December 31, 2018, the maximum additional collateral we would be required to post to our counterparties is approximately $1.0 billion.